Disclosures on the effects of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2017
Foreign exchange rates [abstract]
Disclosure of assets and liabilities subject to foreign currency fluctuations [Text Block]
Note 27    Disclosures on the effects of fluctuations in foreign currency exchange rates

Assets held in foreign currency subject to fluctuations in exchange rates are detailed as follows:

	Currency	12/31/2017	12/31/2016
Class of assets		ThUS	ThUS$
Current assets:
Cash and cash equivalents	ARS	1	4
Cash and cash equivalents	BRL	38	60
Cash and cash equivalents	CLP	579	6,044
Cash and cash equivalents	CNY	1,143	400
Cash and cash equivalents	EUR	9,782	11,386
Cash and cash equivalents	GBP	55	71
Cash and cash equivalents	AUD	-	-
Cash and cash equivalents	INR	-	12
Cash and cash equivalents	MXN	258	310
Cash and cash equivalents	PEN	8	3
Cash and cash equivalents	THB	-	-
Cash and cash equivalents	YEN	1,773	2,150
Cash and cash equivalents	ZAR	4,074	3,250
Subtotal cash and cash equivalents		17,711	23,690
Other current financial assets	CLF	-	-
Other current financial assets	CLP	39,126	50,740
Subtotal other current financial assets		39,126	50,740
Other current non-financial assets	ARS	-	5
Other current non-financial assets	AUD	-	45
Other current non-financial assets	BRL	1	-
Other current non-financial assets	COP	30	-
Other current non-financial assets	CLF	46	47
Other current non-financial assets	CLP	12,172	14,554
Other current non-financial assets	CNY	12	10
Other current non-financial assets	EUR	235	822
Other current non-financial assets	MXN	1,429	1,734
Other current non-financial assets	THB	279	21
Other current non-financial assets	PEN	20	-
Other current non-financial assets	YEN	18	53
Other current non-financial assets	ZAR	2,941	18
Subtotal other current non-financial assets		17,183	17,309
Trade and other receivables	ARS	6	-
Trade and other receivables	BRL	23	23
Trade and other receivables	CLF	427	545
Trade and other receivables	CLP	85,837	71,908
Trade and other receivables	CNY	10,426	48
Trade and other receivables	EUR	49,627	30,941
Trade and other receivables	GBP	90	152
Trade and other receivables	MXN	195	423
Trade and other receivables	AED	546	-
Trade and other receivables	THB	791	2,777
Trade and other receivables	YEN	41,582	209
Trade and other receivables	ZAR	23,825	25,835
Subtotal trade and other receivables		213,375	132,861
Receivables from related parties	PEN	-	40
Receivables from related parties	CLP	-	41
Receivables from related parties	EUR	58	476
Receivables from related parties	THB	74	705
Receivables from related parties	CNY	-	48
Receivables from related parties	YEN	-	-
Receivables from related parties	ZAR	-	-
Subtotal receivables from related parties		132	1,310

Class of assets	Currency	12/31/2017	12/31/2016
		ThUS$	ThUS$
Current tax assets	ARS	4	5
Current tax assets	CLP	1,413	1,640
Current tax assets	EUR	183	118
Current tax assets	BRL	-	3
Current tax assets	ZAR	431	386
Current tax assets	MXN	-	202
Current tax assets	PEN	201	203
Subtotal current tax assets		2,232	2,557
Subtotal current assets		289,759	228,467
Non-current assets
Other non-current financial assets	CLP	20	20
Other non-current financial assets	YEN	42	41
Subtotal other non-current financial assets		62	61
Other non-current non-financial assets	BRL	27	139
Other non-current non-financial assets	CLP	822	729
Subtotal other non-current non-financial assets		849	868
Non-current right receivable	CLF	209	344
Non-current right receivable	COP	47	-
Non-current right receivable	CLP	1,256	1,382
Subtotal non-current rights receivable		1,512	1,726
Equity-accounted investees	AED	35,414	31,297
Equity-accounted investees	EUR	-	-
Equity-accounted investees	IDR	-	-
Equity-accounted investees	EUR	8,144	7,373
Equity-accounted investees	INR	1,632	1,499
Equity-accounted investees	THB	2,491	1,932
Equity-accounted investees	TRY	21,741	16,712
Subtotal equity-accounted investees		69,422	58,813
Intangible assets other than goodwill	CLP	48	294
Intangible assets other than goodwill	CNY	-	1
Subtotal intangible assets other than goodwill		48	295
Property, plant and equipment	CLP	3,574	3,810
Subtotal property, plant and equipment		3,574	3,810
Total non-current assets		75,467	65,573
Total assets		365,226	294,040

Liabilities held in foreign currencies are detailed as follows:

		12/31/2017			12/31/2016
Class of liability	Currency	91 days to 1 year	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	CLF	4,947	-	4,947	44,327	6,098	50,425
Other current financial liabilities	CLP	-	-	-	-	20,919	20,919
Subtotal other current financial liabilities		4,947	-	4,947	44,327	27,017	71,344
Trade and other payables	BRL	37	-	37	38	-	38
Trade and other payables	THB	91	-	91	131	-	131
Trade and other payables	CLP	61,310	4,361	65,671	40,604	2,808	43,412
Trade and other payables	CNY	-	-	-	-	-	-
Trade and other payables	EUR	32,896	-	32,896	30,545	-	30,545
Trade and other payables	GBP	11	-	11	6	-	6
Trade and other payables	INR	1	-	1	1	-	1
Trade and other payables	MXN	13	-	13	67	-	67
Trade and other payables	PEN	3	-	3	4	-	4
Trade and other payables	ZAR	2,541	-	2,541	3,054	-	3,054
Subtotal trade and other payables		96,903	4,361	101,264	74,450	2,808	77,258
Other current provisions	ARS	-	12	12	-	-	-
Other current provisions	CLF	-	-	-	-	-	-
Other current provisions	BRL	739	-	739	-	-	-
Other current provisions	CLP	-	80	80	-	70	70
Other current provisions	EUR	243	-	243	5	-	5
Other current provisions	INR	-	-	-	-	-	-
Subtotal other current provisions		982	92	1,074	5	70	75
Current tax liabilities	CLP	-	326	326	-	-	-
Current tax liabilities	BRL	-	6	6	-	131	131
Current tax liabilities	CNY	3	-	3	-	36	36
Current tax liabilities	EUR	-	644	644	-	3,987	3,987
Current tax liabilities	ZAR	264	-	264	27	-	27
Current tax liabilities	MXN	3	3,071	3,074	-	56	56
Subtotal current tax liabilities		270	4,047	4,317	27	4,210	4,237

		12/31/2017			12/31/2016
Class of liability	Currency	Up to 90 days	over 90 days to 1 year	Total	Up to90 days	Over 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Other current non-financial liabilities	BRL	15	-	15	4	-	4
Other current non-financial liabilities	CLP	8,708	1,824	10,532	7,481	2,820	10,301
Other current non-financial liabilities	CNY	7	-	7	78	-	78
Other current non-financial liabilities	EUR	2,955	-	2,955	958	-	958
Other current non-financial liabilities	MXN	346	34	380	1,284	35	1,319
Other current non-financial liabilities	YEN	-	-	-	-	-	-
Other current non-financial liabilities	PEN	70	-	70	70	-	70
Other current non-financial liabilities	GBP	-	-	-	-	-	-
Other current non-financial liabilities	ZAR	12	-	12	866	-	866
Subtotal other current non-financial liabilities		12,113	1,858	13,971	10,741	2,855	13,596
Total current liabilities		115,215	10,358	125,573	129,550	36,960	166,510

			12/31/2017
Class of liability	Currency	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	CLF	-	-	-	-	237,279	237,279
Subtotal other non-current financial liabilities		-	-	-	-	237,279	237,279
Non-current provisions for employee benefits	CLP	-	-	-	-	601	601
Non-current provisions for employee benefits	MXN	-	-	-	-	65	65
Non-current provisions for employee benefits	YEN	-	-	-	-	626	626
Subtotal non-current provisions for employee benefits		-	-	-	-	1,292	1,292
Total non-current liabilities		-	-	-	-	238,571	238,571

			12/31/2016
Class of liability	Currency	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	CLF	5,903	5,903	5,903	5,903	243,297	266,909
Subtotal other non-current financial liabilities		5,903	5,903	5,903	5,903	243,297	266,909
Non-current provisions for employee benefits	CLP	-	-	-	-	494	494
Non-current provisions for employee benefits	MXN	-	-	-	-	61	61
Non-current provisions for employee benefits	YEN	-	-	-	-	561	561
Subtotal non-current provisions for employee benefits		-	-	-	-	1,116	1,116
Total non-current liabilities		5,903	5,903	5,903	5,903	244,413	268,025